Expense By Nature - Summary of Employee Benefit Expenses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Classes of employee benefits expense [abstract]
Wages, salaries and bonuses	¥ 9,090,885	¥ 10,163,216	¥ 11,681,753
Other social security costs, housing benefits and other employee benefits	2,347,734	3,293,366	3,157,771
Pension costs – defined contribution plans	1,126,319	1,577,818	1,430,074
Share-based payment	(36,143)	45,919	133,395
Employee benefits expense	¥ 12,528,795	¥ 15,080,319	¥ 16,402,993